Average Annual Total Returns - AB International Bond Portfolio	Apr. 30, 2021
Class B
Average Annual Return:
1 Year	4.39%
Since Inception	5.56%
Inception Date	Apr. 29, 2019
Class A
Average Annual Return:
1 Year	4.71%
Since Inception	5.76%
Inception Date	Apr. 29, 2019